BENEFIT PLANS	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
BENEFIT PLANS

11. BENEFIT PLANS

Domestic:

Defined benefit plans

At March 31, 2018, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to select how benefit payments will be made. Employees may elect to receive up to 50% of the accumulated points balance as an annuity payment over the employees’ lifetime with the remainder of the accumulated points being distributed in installments over a fixed period of up to 20 years.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥222,106	¥220,023
Service cost	13,670	13,100
Interest cost	185	383
Actuarial gain	(6,130)	(6,420)
Benefits paid	(9,955)	(8,465)
Acquisitions of Business	—	1,429
Plan Amendment	147	—

Projected benefit obligations at end of year	220,023	220,050
Change in plan assets:
Fair value of plan assets at beginning of year	202,368	211,921
Actual return on plan assets	8,098	6,999
Employer’s contribution	11,384	10,833
Benefits paid	(9,929)	(8,439)

Fair value of plan assets at end of year	211,921	221,314

Funded status	¥(8,102)	¥1,264

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2017	2018
	(Yen in millions)
Other assets	¥444	¥6,420
Accrued pension and severance liabilities	(8,546)	(5,156)

Net amount recognized	¥(8,102)	¥1,264

Amounts recognized in accumulated other comprehensive income consist of:

	March 31,
	2017	2018
	(Yen in millions)
Prior service cost	¥13,100	¥8,755
Actuarial loss	(47,210)	(35,949)

Accumulated other comprehensive income	¥(34,110)	¥(27,194)

	March 31,
	2017	2018
	(Yen in millions)
Accumulated benefit obligation at end of year	¥220,023	¥220,050
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥211,449	¥32,785
Accumulated benefit obligation	211,449	32,785
Fair value of plan assets	202,903	27,629

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2016, 2017 and 2018, include the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Service cost	¥12,278	¥13,670	¥13,100
Interest cost	1,406	185	383
Expected return on plan assets	(3,836)	(3,998)	(4,166)
Amortization of prior service cost	(4,394)	(4,365)	(4,345)
Recognized actuarial loss	1,691	2,470	2,008

Net periodic pension costs	¥7,145	¥7,962	¥6,980

Changes in other comprehensive income at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2016, 2017 and 2018 consist of the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥(147)	¥—
Net actuarial gain (loss) incurred during the year	(20,555)	10,230	9,253
Amortization of prior service cost	(4,394)	(4,365)	(4,345)
Recognized actuarial loss	1,691	2,470	2,008

Total	¥(23,258)	¥8,188	¥6,916

Kyocera plans to voluntary adopt IFRS with respect to its consolidated financial statements from the three months ending June 30, 2018. If Kyocera were to prepare its consolidated financial statements in accordance with U.S. GAAP in the year ending March 31, 2019, prior service cost and actuarial loss expected to be amortized by Kyocera Corporation and its major domestic subsidiaries would be as follows:

Year ending March 31, 2019
(Yen in millions)
Amortization of prior service cost	¥(4,266)
Recognized actuarial loss	1,272

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
Discount rate (%)	0.00-0.50	0.25-0.40

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Years ended March 31,
	2016	2017	2018
Discount rate (%)	0.50-0.75	0.00-0.19	0.00-0.50
Expected long-term rate of return on plan assets (%)	1.35-2.00	0.19-2.00	1.35-2.00

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2016, 2017 and 2018 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2017 and 2018 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account and pooled funds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.

	March 31,
	2017				2018
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥96,469	¥—	¥96,469	¥—	¥98,967	¥—	¥98,967
Equity securities:
Pooled funds *[1]	—	28,124	—	28,124	—	42,425	—	42,425
Debt securities:
Corporate bonds	9,309	—	—	9,309	9,150	—	—	9,150
Pooled funds *[2]	—	14,802	—	14,802	—	14,059	—	14,059
Other types of investments:
Other	2	1,887	—	1,889	2	1,963	—	1,965
Investments measured at net asset value *[3]	—	—	—	39,545	—	—	—	43,838
Cash and cash equivalents	21,783	—	—	21,783	10,910	—	—	10,910

Total	¥31,094	¥141,282	¥—	¥211,921	¥20,062	¥157,414	¥—	¥221,314

*1	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
*2	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
*3	Certain investments that are measured at fair value using the net asset value per share or its equivalent practical expedient have not been classified in the fair value hierarchy. Those are invested in real estate funds, multi-strategy hedge funds and large-scale solar power generation business funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future. In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed. Kyocera Corporation and its major domestic subsidiaries’ long-term strategy is for target allocations of approximately 50% investment in life insurance company general accounts, approximately 30% main investment in equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 15% investment in long-term operation assets such as real estate funds, and approximately 5% holding in cash and cash equivalents.

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥10,689 million to the defined benefit pension plans in the year ending March 31, 2019.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2019	¥10,887
2020	10,462
2021	11,123
2022	12,330
2023	13,050
2024 to 2028	65,476

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA Triumph-Adler GmbH (TA), a German subsidiary of Kyocera Document Solutions Inc., maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2017 and 2018:

	March 31,
	2017	2018

	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥55,715	¥54,639
Service cost	698	716
Interest cost	1,537	1,577
Plan participants’ contributions	1	—
Actuarial (gain) loss	2,774	(785)
Benefits paid	(2,548)	(2,876)
Foreign exchange adjustment	(3,465)	1,743
Other	(73)	(40)

Benefit obligations at end of year	¥54,639	¥54,974

	March 31,
	2017	2018
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥32,912	¥35,334
Actual return on plan assets	4,185	2,590
Employer contribution	2,111	1,488
Plan participants’ contributions	1	—
Benefits paid	(1,472)	(1,751)
Foreign exchange adjustment	(2,370)	270
Other expenses	(33)	(40)

Fair value of plan assets at end of year	35,334	37,891

Funded status	¥(19,305)	¥(17,083)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2017	2018

	(Yen in millions)
Other assets	¥333	¥2,543
Accrued pension and severance liabilities	(19,638)	(19,626)

Net amount recognized	¥(19,305)	¥(17,083)

Amounts recognized in accumulated other comprehensive income consist of:

	March 31,
	2017	2018
	(Yen in millions)
Prior service cost	¥(128)	¥(103)
Actuarial loss	(17,091)	(15,057)

Accumulated other comprehensive income	¥(17,219)	¥(15,160)

	March 31,
	2017	2018

	(Yen in millions)
Accumulated benefit obligation at end of year	¥52,586	¥53,033

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2017	2018
	(Yen in millions)
Projected benefit obligation	¥37,744	¥38,119
Accumulated benefit obligation	35,690	36,159
Fair value of plan assets	18,112	18,492

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2016, 2017 and 2018 include the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Service cost	¥689	¥698	¥716
Interest cost	1,732	1,537	1,577
Expected return on plan assets	(2,036)	(1,726)	(1,834)
Amortization of prior service cost	12	19	19
Recognized actuarial loss	1,256	1,068	994

Net periodic pension costs	¥1,653	¥1,596	¥1,472

Changes in other comprehensive income at KII, AVX and TA in the years ended March 31, 2016, 2017 and 2018 mainly consist of the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Prior service cost due to plan amendments	¥(155)	¥—	¥—
Net actuarial gain (loss) incurred during the year	(21)	(315)	1,541
Amortization of prior service cost	12	19	19
Recognized actuarial loss	1,256	1,068	994

Total	¥1,092	¥772	¥2,554

If Kyocera were to prepare its consolidated financial statements in accordance with U.S. GAAP for the year ending March 31, 2019, prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2019 would be as follows:

Year ending March 31, 2019
(Yen in millions)
Amortization of prior service cost	¥19
Recognized actuarial loss	811

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
Discount rate (%)	1.60-4.18	1.60-4.05
Rate of increase in compensation levels (%)	2.50-3.50	0.00-3.50

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2016, 2017 and 2018 are as follows:

Years ended March 31,
	2016	2017	2018
Discount rate (%)	1.40-4.00	1.70-4.21	1.60-4.18
Rate of increase in compensation levels (%)	2.50-4.00	2.50-3.50	2.50-3.50
Expected long-term rate of return on plan assets (%)	4.10-7.75	4.00-7.50	3.30-7.50

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2017 and 2018 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.

	March 31,
	2017				2018
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥6,994	¥—	¥—	¥6,994	¥6,010	¥—	¥—	¥6,010
Pooled funds *[1]	3,326	—	—	3,326	5,097	—	—	5,097
Debt securities:
Government bonds	738	—	—	738	806	—	—	806
Government agency bonds	—	1,371	—	1,371	—	1,385	—	1,385
Corporate bonds	—	1,064	—	1,064	—	1,066	—	1,066
Pooled separate accounts *[2]	—	20,414	—	20,414	—	22,329	—	22,329
Other	—	1,314	—	1,314	—	1,103	—	1,103
Cash and cash equivalents	113	—	—	113	95	—	—	95

Total	¥11,171	¥24,163	¥—	¥35,334	¥12,008	¥25,883	¥—	¥37,891

*1	This category includes pooled funds that mainly invest in U.S. equity securities that are listed on securities exchanges.
*2	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 50% equity and 50% fixed income for its U.S. defined benefit plans and 45% equity and 55% fixed income for its European defined benefit plans.

KII and AVX forecast to contribute ¥1,336 million to the defined benefit pension plans in the year ending March 31, 2019.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2019	¥2,768
2020	2,827
2021	2,891
2022	2,954
2023	3,010
2024 to 2028	15,490

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Contributions to the plans	¥750	¥685	¥688